ACQUISITIONS - Consideration of the assets acquired and liabilities (Details)						12 Months Ended
	Aug. 13, 2025 CNY (¥)	Aug. 13, 2025 HKD ($)	Jan. 26, 2025 CNY (¥) segment	Jan. 09, 2025 CNY (¥)	Jan. 08, 2025 segment	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
ACQUISITIONS
Fair value of consideration transferred						¥ 32,009,032	$ 4,575,268
Non-controlling interest fair value						3,000,000	428,810
Total fair value of purchase price						35,009,032	$ 5,004,078
Assets acquired:
Cash and cash equivalents						445,824		$ 63,725
Prepayment and other current assets						6,758,126		965,985
Property and equipment						338,241		48,347
Total assets acquired						7,542,191		1,078,057
Liabilities assumed:
Deferred revenue						216,724		30,978
Payroll payables						151,454		21,648
Other payables						1,730,973		247,421
Tax payables						51,745		7,396
Total liabilities assumed						2,150,896		307,443
Fair value of net identifiable assets						5,391,295		770,614
Goodwill including NCI portion						29,617,737		4,233,464
Goodwill attributable to controlling interest						26,550,297		$ 3,795,014
Number of reporting units | segment					2
Number of additional reporting units acquired | segment			1
Kunyuan
ACQUISITIONS
Fair value of consideration transferred				¥ 9,000,000		9,000,000
Non-controlling interest fair value						3,000,000
Total fair value of purchase price						12,000,000
Assets acquired:
Cash and cash equivalents						70,149
Prepayment and other current assets						1,222,599
Property and equipment						291,275
Total assets acquired						1,584,023
Liabilities assumed:
Deferred revenue						108,974
Payroll payables						126,278
Other payables						1,566,786
Tax payables						51,745
Total liabilities assumed						1,853,783
Fair value of net identifiable assets						(269,760)
Goodwill including NCI portion						12,269,760
Jiazhi
ACQUISITIONS
Fair value of consideration transferred			¥ 23,000,000			23,000,000
Total fair value of purchase price						23,000,000
Assets acquired:
Cash and cash equivalents						375,675
Prepayment and other current assets						5,526,495
Property and equipment						46,966
Total assets acquired						5,949,136
Liabilities assumed:
Deferred revenue						107,750
Payroll payables						25,176
Other payables						164,187
Total liabilities assumed						297,113
Fair value of net identifiable assets						5,652,023
Goodwill including NCI portion						17,347,977
HK Yifu International Limited
ACQUISITIONS
Fair value of consideration transferred	¥ 9,032	$ 10,000				9,032
Total fair value of purchase price						9,032
Assets acquired:
Prepayment and other current assets						9,032
Total assets acquired						9,032
Liabilities assumed:
Fair value of net identifiable assets						¥ 9,032